Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues
Power generation	$ 184,075	$ 217,290	$ 974,882	$ 487,408
Total revenues	184,075	217,290	974,882	490,642
Cost of revenues
Depreciation	75,495	83,115	307,570	177,947
Direct operating costs	52,227	51,988	245,439	136,406
Total cost of revenues	127,722	135,103	553,009	314,353
Gross profit	56,353	82,187	421,873	176,289
General and administrative expenses	919,671	435,990	3,168,623	2,162,214
Operating loss	(863,318)	(353,803)	(2,860,411)	(1,985,925)
Other expense
Interest expense	333,474	110,262	504,883	308,211
Loss on derivative liability warrants	19,215	5,851	(32,239)	(47,310)
Total other expense	352,689	116,113	472,644	363,094
Loss before provision for income taxes	(1,216,007)	(469,916)	(3,333,055)	(2,349,019)
Provision for state income taxes	1,233		928	1,227
Net loss	(1,217,240)	(469,916)	(3,333,983)	(2,350,246)
Less: Income attributable to noncontrolling interest in subsidiary	6,483	10,671	45,908	19,976
Net loss attributable to common stockholders	$ (1,223,723)	$ (480,587)	$ (3,379,891)	$ (2,370,222)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.23)	$ (0.10)	$ (0.68)	$ (0.55)
Weighted average shares outstanding - basic and diluted (in Shares)	5,435,120	4,791,175	4,971,062	4,272,281